Organization and Description of Business (Details) - USD ($)		12 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2025	Dec. 23, 2025	Dec. 29, 2021	Nov. 03, 2021	Oct. 25, 2021
Organization and Description of Business [Line Items]
Percentage of pre-tax profit		95.00%
Percentage of equity held to shareholders		95.00%					95.00%
Asset portion percentage		95.00%
Percentage of financial statement		95.00%
Accumulated deficit		$ (11,066,628)	$ (1,456,778)
Net loss after non- controlling interest allocation		(9,531,919)	(8,750)	$ (1,017,077)
Net cash provided by (used in) operating activities		(7,435,411)	1,583,757	(1,801,113)
Cash				688,941
Working capital				$ 21,595,090
Loans to third parties		$ 17,700,000
Aggregate shares (in Shares)		51
Board of Directors [Member]
Organization and Description of Business [Line Items]
Par Value (in Dollars per share)					$ 0.001
Baiwo Technology Co., Ltd [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage						51.00%
Gongwuyuan [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage		95.00%
Xinyi International Group Ltd [Member]
Organization and Description of Business [Line Items]
Loans to third parties		$ 8,500,000
Subsequent Event [Member]
Organization and Description of Business [Line Items]
Par Value (in Dollars per share)	$ 0.0025
Conversion of Stock, Shares Converted (in Shares)	1
Convertible Common Stock [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Share issued (in Shares)	25
Share outstanding (in Shares)	25
Ruifeng International Group Limited (“Ruifeng BVI”) [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage									100.00%
Juxing Investment Group (Hong Kong) Limited (“Juxing HK”) [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage								100.00%